UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Route One Investment Company, L.P.

Address:   One Letterman Drive
           Bldg. D-Main, Suite 200
           San Francisco, CA 94129


Form 13F File Number: 28-14266


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Sean Barron
Title:  Chief Financial Officer
Phone:  (415) 796-6800

Signature,  Place,  and  Date  of  Signing:

/s/ Sean Barron                    San Francisco, CA                  4/16/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              14

Form 13F Information Table Value Total:  $      653,879
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Dollar General Corp.             COMM           256677105   21,314   421,400 SH       SOLE                  421,400      0    0
Google Inc.                      COMM           38259P508   56,915    71,665 SH       SOLE                   71,665      0    0
iShares Russell 2000 Index Fund  COMM           464287655  142,117 1,505,000 SH  PUT  SOLE                1,505,000      0    0
Microsoft Corporation            COMM           594918104   56,804 1,985,800 SH       SOLE                1,985,800      0    0
Microsoft Corporation            COMM           594918104   28,605 1,000,000 SH  CALL SOLE                1,000,000      0    0
Monster Beverage Corporation     COMM           611740101   22,712   475,743 SH       SOLE                  475,743      0    0
News Corporation                 COMM           65248E203   90,111 2,929,500 SH       SOLE                2,929,500      0    0
Oracle Corporation               COMM           68389X105   61,475 1,901,500 SH       SOLE                1,901,500      0    0
Progressive Waste Solutions Ltd. COMM           74339G101   35,637 1,684,965 SH       SOLE                1,684,965      0    0
Sturm Ruger & Company Inc.       COMM           864159108    3,607    71,100 SH       SOLE                   71,100      0    0
Tesla Motors, Inc.               COMM           88160R101    4,862   128,319 SH       SOLE                  128,319      0    0
Tesla Motors, Inc.               COMM           88160R101   18,945   500,000 SH  CALL SOLE                  500,000      0    0
The Charles Schwab Corporation   COMM           808513105   52,451 2,965,000 SH       SOLE                2,965,000      0    0
Visa Inc.                        COMM           92826C839   58,324   343,404 SH       SOLE                  343,404      0    0


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